Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (1,326,011)	$ (793,699)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	37,587	38,690
(Recovery) allowance for CECL - trade receivable, net	963	(139,370)
(Gain) loss on foreign currency transactions	(139)	(1,927)
Loss (gain) on sale of asset		13
Share-based compensation	746,709
Non cash interest expense		7,900
Changes in deferred tax assets		11,071
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	9,294	822,240
Decrease (increase) in other receivables	492	2,551
Decrease (increase) in prepaid expense	(43,243)	(19,239)
(Decrease) increase in accounts payable and accrued expenses	142,635	(175,556)
(Decrease) increase in VAT and other tax payable	6,605	(24,795)
Increase in related party payable	12,205
(Decrease) increase in deferred income	8,349	7,124
Net Cash Used in Operating Activities	(404,554)	(264,997)
Cash Flows from Investing Activities:
Purchase of fixtures, office equipment and improvements	(13,325)	(45,061)
Proceeds from disposal of asset		1,414
Loan repayment received		2,886
Net Cash Used in Investing Activities	(13,325)	(40,761)
Cash Flows from Financing Activities:
Proceeds from short term loans		(371,028)
Net Cash Used in Financing Activities		(371,028)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(1,385)	5,208
Net decrease in cash, cash equivalents and restricted cash	(419,264)	(671,578)
Cash, cash equivalents, and restricted cash - beginning of the period	503,505	1,433,158
Cash, cash equivalents, and restricted cash - end of the period	84,241	761,580
Cash and cash equivalents	83,787	757,047
Restricted foreign currency	454	4,533
Total cash, cash equivalents, and restricted cash	84,241	761,580
Cash paid for:
Interest		$ 1,108
Non-cash investing and financing activities
Share-based compensation applied to construction in progress	24,950
Share-based compensation applied to prepaid expense	$ 746,709